Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2004
Private securities [member]
Disclosure of financial assets [line items]
Borrowings, maturity	More than 90 days
Structured notes [member]
Disclosure of financial assets [line items]
Borrowings, maturity		14-year
Aggregate amount of structured notes held as collateral	$ 855.1
Structured notes issued year	2017
Fixed deposits [member]
Disclosure of financial assets [line items]
Borrowings, maturity	higher than 90 days